Schedule of carrying amount of goodwill (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	₨ 1,251,720	₨ 1,251,720
Air Business [Member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	392,296
Hotel And Packages Business [Member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	859,424
Yatra for business private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total		205,358
TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total		103,670
Yatra Hotel Solutions Private Limited And Yatra TG Stays Private Limited [Member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total		219,163
Globe All India Services Limited [Member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total		₨ 723,529